Madison Strategic Sector Premium Fund
550 Science Drive
Madison, WI  53711
(Writer's Direct Dial) 480/443-9537

March 1, 2013

BY EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

RE:  Madison Strategic Sector Premium Fund
       N-CSR Filing

Dear Sir/Madam:

Filed electronically herein in html format is Form N-CSR, transmitting the certified Annual Report of the Madison Strategic Sector Premium Fund for the period ended December 31, 2012, together with the relevant Sarbanes Oxley certifications.

If you have any questions, please call me at the phone number above or our General Counsel, Pamela Krill, at 608-216-9147.

Respectfully submitted,

(signature)

W. Richard Mason
Chief Compliance Officer and Assistant Secretary
Madison Strategic Sector Premium Fund

Enclosures